UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08652

Croft Funds Corporation

(Exact name of registrant as specified in charter)

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Address of principal executive offices) (Zip code)

Mr. Kent Croft

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 576-0100

Date of fiscal year end: April 30

Date of reporting period: July 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

	CROFT-LEOMINSTER VALUE FUND
	Schedule of Investments
	July 31, 2008 (Unaudited)

Shares/Principal Value		Value

COMMON STOCK - 83.18%

Agricultural - 2.45%
8,589	CF Industries Holdings, Inc.	1,403,958
28,674	Cresud, Inc. ADR	381,364
		1,785,322
Aircraft & Parts - 0.46%
19,647	Aar Corp.	337,732

Banks, S&Ls and Brokers - 1.84%
6,358	Bank Of America Corp.	209,178
15,893	Lloyds TSB Group Plc	373,486
67,049	National City Corp A	317,142
25,776	Wachovia Corp	445,152
		1,344,957
Basic Materials - 0.60%
12,903	Aluminum Co. of America	435,476

Building & Construction - 3.57%
23,624	Quanta Services, Inc.	729,509
33,039	Foster Wheeler Ltd.	1,875,624
		2,605,133
Business Services - 1.14%
27,384	Amdocs Ltd.	832,747

Cable TV & Cellular Telephone - 2.18%
27,575	General Cable Corp.	1,589,147

Capital Equipment - 4.94%
8,693	Caterpillar, Inc.	604,337
16,509	Terex Corp.	781,371
19,814	United Technologies Corp.	1,267,700
13,506	Deere & Co.	947,581
		3,600,989
Chemicals - 0.74%
12,352	Dupont Ei De Nemours & Co.	541,141

Consumer Nondurables - 2.90%
11,122	Procter & Gamble Co.	728,269
11,922	Philip Morris International, Inc.	615,771
11,470	Lorilland, Inc.	769,752
		2,113,792
Containers & Paper - 0.46%
40,207	Abitibowater, Inc.	338,945

Financial Services - 3.88%
7,473	Legg Mason, Inc.	301,536
9,431	Citigroup, Inc.	176,265
24,684	Bank Of New York Mellon Corp.	876,282
46,306	Invesco Ltd. ADR	1,078,467
11,404	St. Joe Co.	399,482
		2,832,032
Forester Products - 3.78%
21,025	Potlatch Corp.	979,134
33,286	Weyerhaeuser Co.	1,779,470
		2,758,604
Gas & Gas Transmission - 3.01%
39,974	Williams Companies, Inc.	1,281,167
12,764	Ultra Petroleum Corp.	911,094
		2,192,261
Healthcare - 2.44%
13,003	Unitedhealth Group, Inc.	365,124
31,744	Qiagen NV	596,470
13,078	Edwards Lifesciences Corp.	819,729
		1,781,323
Home Improvement Stores - 1.11%
39,779	Lowes Companies, Inc.	808,309

Industrial Goods - 3.29%
9,538	USG Corp.	273,741
27,125	Abb Ltd.	711,218
14,708	Perkinelmer, Inc.	428,003
19,076	Baldor Electric Co.	649,538
7,063	Allegheny Technologies, Inc.	334,009
		2,396,508
Insurance Agents,Broker & Serv - 1.07%
27,547	Marsh & Mclennan Companies, Inc.	778,203

International Oil & Gas - 5.68%
23,477	Nexen, Inc.	742,812
252,411	Southern Pacific Resource Corp.	156,747
33,126	Opti Canada, Inc.	626,929
48,313	Petrobank Energy & Resources Ltd.	1,944,825
149,393	Oilsands Quest, Inc.	673,762
		4,145,077
Life Insurance - 2.22%
17,114	Prudential Financial, Inc.	1,180,353
27,546	Genworth Financial, Inc.	439,910
		1,620,262
Media & Entertainment - 2.48%
35,397	Liberty Media Corp.	871,474
23,789	Cablevision Systems Corp.	577,597
12,971	Viacom, Inc. - Class B	362,280
		1,811,351
Metals & Mining - 2.39%
30,912	Mercator Minerals Ltd.	282,326
16,393	Sprott Moylbdenum	59,269
26,170	Fortune Minerals Ltd.	45,099
14,053	Freeport McMoran Copper & Gold, Inc.	1,359,628
		1,746,321
Multi-Industry - 3.85%
20,306	Honeywell International, Inc.	1,032,357
19,311	ITT Corp.	1,293,065
16,984	General Electric Co.	480,477
		2,805,899
Natural Gas - 2.69%
9,809	Bill Barrett Corp.	403,542
18,095	Penn West Energy Trust	542,669
28,056	Southwestern Energy Co.	1,018,713
		1,964,925
Oil - 0.32%
16,368	Gulfport Energy Corp.	236,027

Pharmaceuticals - 5.14%
5,602	Icon Public Ltd. Co. ADR	450,065
17,179	Johnson & Johnson	1,176,246
6,149	Cephalon, Inc.	449,861
22,888	Pharmaceutical Product Development	872,948
18,717	Pfizer, Inc.	349,446
11,093	Wyeth	449,488
		3,748,055
Property & Casualty Insurance - 3.35%
24,724	Ace Ltd.	1,253,507
9,876	Allstate Corp.	456,469
28,059	American International Group, Inc.	730,937
		2,440,912
Real Estate - 0.70%
11,737	Forestar Real Estate Group, Inc.	212,205
21,216	CB Richard Ellis Group Inc. - A	298,085
		510,290
Retail Stores - 0.76%
43,213	Collective Brands, Inc.	556,583

Semiconductors - 0.70%
29,584	Applied Materials, Inc.	512,395

Specialty Chemicals - 3.50%
12,770	3M Co.	898,880
13,547	FMC Corp.	1,007,490
16,556	Albemarle Corp.	644,525
		2,550,896
Technology - 2.81%
50,566	Cisco Systems, Inc.	1,111,946
15,548	Verisign, Inc.	505,932
19,844	Altera Corp.	435,179
		2,053,057
Telephones & Communications - 0.84%
30,767	Corning, Inc.	615,648

Transportation - 1.83%
6,431	Norfolk Southern Corp.	462,518
11,103	Canadian National Railway Co.	585,683
2,773	Burlington Northern Santa Fe Corp.	288,752
		1,336,953
Utilities - 4.05%
8,393	PG&E Corp.	323,382
4,923	Firstenergy Corp.	362,087
7,154	Edison International	345,824
53,625	Calpine Corp.	933,075
23,395	Sierra Pacific Resources	265,299
107,583	Dynegy, Inc.	724,034
		2,953,701

TOTAL FOR COMMON STOCK (Cost $62,247,827) - 83.18%		$ 60,680,973

REAL ESTATE INVESTMENT TRUSTS - 1.05%
15,766	Plum Creek Timber Co., Inc.	768,120

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $677,428)		$ 768,120

SHORT TERM INVESTMENTS - 15.93%
11,620,714	AIM Short-term Investment Prime Portfolio 2.40% ** (Cost $11,620,714)	11,620,714

TOTAL INVESTMENTS (Cost $74,545,969) - 100.16%		$ 73,069,807

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.16)%		(117,752)

NET ASSETS - 100.00%		$ 72,952,055

ADR - American Depository Receipts
* Non-income producing securities during the period
** Variable rate security; the coupon rate shown represents the yield at July 31, 2008.

NOTES TO FINANCIAL STATEMENTS
CROFT LEOMINSTER VALUE FUND
1. SECURITY TRANSACTIONS
At July 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $74,5454,969 amounted to $1,476,163, which consisted of aggregate gross unrealized appreciation of $6,123,515 and aggregate gross unrealized depreciation of $7,599,678.

	CROFT-LEOMINSTER INCOME FUND
	Schedule of Investments
	July 31, 2008 (Unaudited)

Shares/Principal Value		Value

CLOSED END MUTUAL FUNDS - 2.52%

Taxable Bond Funds - 2.52%
6,200	Alliance Bernstein Global High Income Fund Inc.	$ 74,896
9,600	Templeton Emerging Markets Income Fund	130,080
4,500	Western Asset Worldwide Income Fund, Inc.	57,330

TOTAL FOR CLOSED END MUTUAL FUNDS (Cost $227,527) - 2.52%		$ 262,306

CORPORATE BONDS AND NOTES - 54.36%

Accident & Health Insurance - 1.42%
123,000	Aflac, Inc., 6.500%, 04/15/09	125,259
22,000	Unumprovident Corp., 7.625%, 3/01/11	22,382
		147,641
Banks Savings & Loans and Brokers - 0.42%
75,000	National City Corp., 4.900%, 1/15/15	43,969

Bituminous Coal & Lignite Surface Mining - 0.48%
50,000	Massey Energy Co., 6.625%, 11/15/10	49,750

Business Equipment - 0.52%
60,000	Pitney Bowes, Inc., 4.750%, 5/15/18	54,466

Cable TV & Cellular Telephone - 1.03%
100,000	Tele-Communications, Inc. Senior Debentures, 7.875%, 8/1/13	107,668

Chemicals - 4.22%
75,000	Agrium, Inc. Debentures (Yankee), 7.800%, 2/1/27	83,196
65,000	ARCO Chemical Co. Debentures, 10.250%, 11/1/10	65,000
150,000	ARCO Chemical Co. Debentures, 9.800%, 2/1/20	111,000
100,000	Hanna (M.A.) Co. Notes, 6.580%, 2/23/11	93,000
30,000	IMC Global, Inc. Senior Debentures, 9.450%, 12/15/11	30,825
99,000	Millennium American, Inc. Senior Unsecured Debentures, 7.625%, 11/15/26	57,420
		440,441
Electric & Gas Utilities - 1.63%
100,000	Dominion Resources, Inc., 6.250%, 6/30/12	102,868
67,000	El Paso Corp. Senior Notes, 7.000%, 5/15/11	67,341
		170,209
Electronic Instruments and Controls - 0.94%
40,000	Arrow Electronics, Inc. Senior Debentures, 6.875%, 6/1/18	39,700
60,000	Arrow Electronics, Inc. Debentures, 7.500%, 1/15/27	58,194
		97,894
Energy and Energy Services - 0.64%
65,000	Global Marine, Inc. Notes, 7.000%, 6/1/28	66,538

Environmental Service/Pollution Control - 0.51%
50,000	Waste Management, Inc. Debentures, 7.650%, 3/15/11	52,706

Federal & Federally-Sponsored Credit Agencies - 13.12%
60,000	Albermarle Corp., 5.100% 02/01/15	56,729
121,000	Fannie Mae 4.000%, 12/18/14	117,446
100,000	Fannie Mae 4.500%, 12/18/17	96,188
90,000	Fannie Mae 4.500%, 5/28/15	88,706
43,000	Fannie Mae 4.500%, 6/11/18	41,146
105,000	Fannie Mae 4.810%, 6/30/16	103,655
200,000	Fannie Mae 5.000%, 7/24/18	195,750
120,000	Fannie Mae 5.000%, 7/2/18	117,638
121,000	Feddie Mac 4.550%, 3/15/18	116,380
158,000	Feddie Mac 5.000%, 7/23/20	152,050
80,000	Federal Home Loan Bank 4.50%, 6/12/13	79,975
75,000	Federal Home Loan Mortgage Corp., 6.100%, 11/7/21	74,703
125,000	Federal Farm Credit Bank 5.410%, 11/7/16	127,617
		1,367,983
Financial Services - 1.56%
100,000	American Financial Group, Inc. Senior Debentures, 7.125%, 4/15/09	101,594
60,000	CIGNA Corp. Debentures, 7.875%, 5/15/27	61,517
		163,111
Gas & Gas Transmission - 0.92%
100,000	KN Energy, Inc. Senior Debentures, 7.250%, 3/1/28	96,000

Home Improvement Stores - 0.29%
30,000	Home Depot, Inc., 5.200%, 3/1/11	29,733

Home Lawn & Garden Equipment - 1.04%
100,000	Toro Company Debentures, 7.800%, 6/15/27	108,183

Hotels & Motels - 0.43%
100,000	Harrah's Operating Co., 6.500%, 6/1/16	45,000

Industrial Goods - 0.63%
75,000	Cummins Engine Company, Inc. Debentures, 6.750%, 2/15/27	65,175

Insurance Agents, Brokers & Service - 1.12%
120,000	Marsh & McLennan Co., 5.750%, 9/15/15	116,650

International Gas & Oil - 3.07%
175,000	Nexen, Inc., 5.050%. 11/20/13	169,208
150,000	Opti Canada, Inc., 8.250% 12/15/14 *	151,125
		320,333
Life Insurance - 1.45%
160,000	Prudential Financial, Inc., 4.500% 7/15/13	151,379

Media & Entertainment - 1.83%
170,000	Time Warner, Inc. Debentures, 9.150%, 2/1/23	190,406

Metals & Mining - 0.96%
100,000	ARCH Western Finance, 6.750%, 7/1/13	99,750

Miscellaneous Consumer Goods & Services - 1.08%
100,000	Tenneco Packaging, Inc. Debentures, 8.125% 6/15/17	112,972

Miscellaneous Manufacturing Industries - 0.25%
25,000	Blyth, Inc., 7.900%, 10/1/09	25,625

Natural Gas Distribution - 0.96%
100,000	Southern Union Co., 4.800%, 8/15/08	99,990

Paper & Paper Products - 0.86%
100,000	Boise Cascade Corp. Debentures, 7.350%, 2/1/16	90,000

Pipelines - 1.47%
150,000	Sonat Inc. Notes, 7.625%, 7/15/11	152,884

Printing & Publishing - 1.67%
165,000	News America Holdings, Inc. Senior Debentures, 7.750%, 2/1/24	173,896

Radiotelephone Communications - 0.70%
95,000	Nextel Communications, Inc. , 7.380%, 8/1/15	73,150

Retail Stores - 0.80%
55,000	Albertson's Medium-Term, Inc. Notes, 6.520%, 4/10/28	40,975
55,000	Sears Roebuck Co. , 7.500%, 10/15/27	42,493
		83,468
Security & Protection Services - 1.12%
115,000	L-3 Communications Corp. 7.625%, 6/15/12	116,438

Semiconductors - 0.29%
30,000	Flextronics International 9.875%, 7/01/10	30,000

Steel & Iron - 1.95%
185,000	Carpenter Technology, 7.625%, 8/15/11	203,664

Steel Works, Blast Furnaces & Rolling Mills - 0.87%
91,000	U.S. Steel, LLC, Senior Notes, 10.750%, 8/1/08	91,000

Telephones & Communications - 3.37%
95,000	Alltel Corp,. 7.875% Due 7/1/32	97,850
186,000	AT&T Corp Lib Med 8.250%, 2/1/30	164,761
115,000	Motorola, Inc., 6.500%, 11/15/28	85,454
3,363	Nynex Corp Amort Debentures, 9.550%, 5/1/10	3,455
		351,520
Tires - 0.76%
80,000	Goodyear Tire & Rubber Co. Notes, 7.857%, 8/15/11	79,400

TOTAL FOR CORPORATE BONDS (Cost $5,664,768) - 54.36%		$ 5,668,992

SHORT TERM INVESTMENTS - 42.00%
4,380,156	AIM Short-term Investment Prime Portfolio 2.40% ** (Cost $4,380,156)	4,380,156

TOTAL INVESTMENTS (Cost $10,272,451) - 98.88%		$ 10,311,454

OTHER ASSETS LESS LIABILITIES - 1.12%		116,365

NET ASSETS - 100.00%		$ 10,427,819

* 144A Security-Security exempt from registration under Rule 144A of the Securities Act of 1933. The securities may be resold in transactions exempt from registration typically only to qualied institutional buyers. Unless otherwise indicated, these securities are not conisdered to be illiquid.
** Variable rate security; the coupon rate shown represents the yield at July 31, 2008.

NOTES TO FINANCIAL STATEMENTS
CROFT LEOMINSTER INCOME FUND
1. SECURITY TRANSACTIONS
At July 31, 2008, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $10,272,451 amounted to $39,000, which consisted of aggregate gross unrealized appreciation of
$283,756 and aggregate gross unrealized depreciation of $244,756.

 Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Croft Funds Corporation

By /s/Kent Croft

* Kent Croft

   CEO

Date:  September 25, 2008

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Kent Croft

* Kent Croft

   CEO

Date:  September 25, 2008

By /s/Phillip Vong

* Phillip Vong

Treasurer

Date:  September 25, 2008